Registration No. 33-36317
                                                                     Rule 497(e)
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                 CONNECTICUT DAILY TAX FREE INCOME FUND, INC. AND
                   NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

                        J.P. Morgan Select Class of Shares
             Distributed through J.P. Morgan Fund Distributors, Inc.

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                       SUPPLEMENT DATED FEBRUARY 23, 2005
                      TO THE PROSPECTUS DATED MAY 28, 2004

     Effective February 19, 2005, in the section titled "Shareholder Information," all references to DST Systems, Inc. are hereby replaced with Boston Financial Data Services, Inc. and all references to JPMorgan Fund Distributors, Inc. are hereby replaced with JPMorgan Distribution Services, Inc.

     All references to J.P. Morgan Funds Service Center, P.O. 219392, Kansas City, Missouri, 64121-9392 at 1-800-348-4782 are hereby replaced with JPMorgan Funds Services, P.O. 8528, Boston, Massachusetts 02266-8528 at 1-800-480-4111.

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JPMorgan Funds
Fulfillment Center
600 North Bedford Street
E. Bridgewater, MA 02333

                                                       Registration No. 33-36317
                                                                     Rule 497(e)
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NEW JERSEY DAILY MUNICIPAL                             600 Fifth Avenue
INCOME FUND, INC.                                      New York, NY 10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (TOLL FREE)
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                          SUPPLEMENT DATED FEBRUARY 23, 2005
                      TO THE STATEMENT OF ADDITIONAL INFORMATION
                                  DATED MAY 28, 2004

Effective February 19, 2005, the reference on page 1 to J.P. Morgan Funds Service Center, P.O. 219392, Kansas City, Missouri 64121-9392 at (800) 348-4782 is hereby replaced with JPMorgan Funds Services, P.O. 8528, Boston, Massachusetts 02266-8528 at (800) 480-4111. On page 19, under the heading "Custodian and Transfer Agent," the reference to DST Systems, Inc. is hereby replaced with Boston Financial Data Services, Inc.